INCOME TAXES - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%
Unrecognized tax benefits	$ 1,399	$ 1,349